CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	1 Months Ended
Mar. 31, 2022 USD ($)
Issuance expenses	$ 1,150